Income Taxes - Components of Income Tax (Benefit) Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal current	$ 0	$ 0	$ (260)
Federal deferred	(21,700)	(25,023)	(23,113)
State current	70	32	990
State deferred	(927)	(3,959)	(1,530)
Foreign current	2,149	(1,898)	3,242
Foreign deferred	(3,162)	7,905	(4,227)
Income Tax Expense (Benefit)	$ (23,570)	$ (22,943)	$ (24,898)